SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Beginning balance	$ 1,234,549	$ 1,085,204
Foreign currency translation, gain	60,327	149,345
Ending balance	$ 1,294,876	$ 1,234,549